2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Inventory
	September 30, 2013	March 31, 2013
Raw materials	$-	$-
Finished goods	6,256,988	3,553,140
Work in process	-	-
Subtotal	6,256,988	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,169,080	3,463,614

	March 31, 2013	March 31, 2012
Raw materials	$-	$-
Finished goods	3,553,140	2,026,108
Work in process	-	-
Subtotal	3,553,140	2,026,108
Reserve for obsolescence	(89,526)	(57,368)
Total	$3,463,614	$1,968,740

Basic Earnings Per Share

	For the Six Months Ended September 30,
	2013		2012
Net income applicable to common shareholders	S	3,663,533	S	1,210,865
Weighted average shares outstanding		45,289,301		45,054,918
Weighted average fully diluted shares outstanding		45,905,364		45,436,770
Basic earnings per share	S	0.08	S	0.03
Fully diluted earnings per share	S	0.08	S	0.03

	For the Years Ended March 31,
	2013	2012
Net income applicable to common shareholders	$1,432,655	$3,187,771
Weighted average shares outstanding	45,109,767	45,000,000
Weighted average fully diluted shares outstanding	45,371,965	45,218,238
Basic earnings per share	$0.03	$0.07
Fully diluted earnings per share	$0.03	$0.07